Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,010,949)	$ (883,893)	$ (3,834,381)	$ (1,563,197)	$ (3,576,162)	$ (2,402,549)
Other comprehensive loss:
Foreign currency cumulative translation adjustment			(25,749)		25,749
Other comprehensive loss			(25,749)		25,749
Comprehensive loss for the year	$ (2,010,949)	$ (883,893)	$ (3,860,130)	$ (1,563,197)	$ (3,550,413)	$ (2,402,549)